Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

12.	Income Taxes

Income tax expense differs from the amount that would result from applying the combined federal and provincial income tax rate to earnings before income taxes. These differences result from the following items:

	For the year ended April 30, 2012 $	For the year ended April 30, 2011 $
Net loss before income taxes	(385,800)	(260,453)
Combined federal and provincial income tax rate	26.00%	27.80%
Expected income tax recovery	(100,329)	(72,406)

Increase (decrease) due to:
Non-deductible expenses	210,420	35,147
Change in long-term Canadian tax rate and other	3,018	5,008
Change in valuation allowance	(111,631)	76,185
Non-taxable portion of gain	(1,478)	(54,251)
Income tax expense (recovery)	-	(10,317)

The components of deferred income tax assets are as follows:

	2012 $	2011 $
Non-capital losses	811,782	767,506
Intangible assets and other	39,893	147,056
Equipment	1,182	49,924
	852,857	964,486
Valuation allowance	(852,857)	(964,486)
Net deferred income tax assets	-	-

The Company has non-capital losses of approximately $3,247,131 that may be available to offset future income for income tax purposes. These losses expire as follows:

$
2014	145,129
2015	211,935
2026	402,253
2027	316,606
2028	432,893
2029	529,882
2030	396,986
2031	412,586
2032	398,861
3,247,131